Capital adequacy	12 Months Ended
Sep. 30, 2021
Capital adequacy
Capital adequacy

Note 28. Capital adequacy

APRA measures an ADI’s regulatory capital using three measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital	The sum of CET 1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consist of certain securities not included in CET 1, but which include loss absorbing characteristics.
Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain a minimum CET1 ratio of at least 4.5%, Tier 1 Capital ratio of at least 6.0% and Total Regulatory Capital ratios of at least 8.0%. APRA may also require ADIs, including Westpac, to meet Prudential Capital Requirements (PCRs) above the industry PCRs. APRA does not allow the PCRs for individual ADIs to be disclosed.

APRA also requires ADIs to hold additional CET1 buffers comprising of:

●	a capital conservation buffer (CCB) of 3.5% for ADIs designated by APRA as domestic systemically important banks (D-SIBs) unless otherwise determined by APRA, which includes a 1.0% surcharge for D-SIBs. APRA has determined that Westpac is a D-SIB; and
●	a countercyclical capital buffer. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to zero for Australia and New Zealand.

Collectively, the above buffers are referred to as the “Capital Buffer” (CB). Should the CET 1 capital ratio fall within the capital buffer range restrictions on the distributions of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

APRA announcements on capital

APRA made the following announcements relevant to its capital framework:

●	On 19 July 2021 APRA announced regulatory support for banks offering temporary financial assistance to borrowers impacted by COVID-19[1]. APRA has outlined that for eligible borrowers, ADIs do not need to treat the period of deferral as a period of arrears or loan restructuring. This applied to loans granted a repayment deferral of up to three months before the end of September 2021[2]. ADIs must continue to provision for these loans under accounting standards.
●	APRA has released the final revised standard for APS 111 Capital Adequacy: Measurement of Capital, effective from 1 January 2022[3]. The final standard includes changes to the parent ADI’s (Level 1) treatment of equity investments in banking and insurance subsidiaries including:
–

Equity investments in subsidiaries (including any Additional Tier 1 and Tier 2 capital investments in subsidiaries) will be risk weighted at 250%, up to a limit of 10% of Level 1 CET1 capital per investment; and

–	Any equity investments in excess of the 10% limit will be fully deducted from Level 1 CET1 capital in determining Level 1 capital ratios.
●	APRA is proposing changes to embed the ‘unquestionably strong’ level of capital in the capital framework, including implementation of Basel III reforms. On 21 July 2021 APRA released further guidance on capital buffers and the calculation of RWA including for specific asset classes[4]. As part of the proposal, APRA intends to increase the capital conservation buffer from 2.5% to 4.0% and introduce a base level for the countercyclical capital buffer of 1.0%. As a result, the CET1 capital ratio requirement for D-SIBs is proposed to increase from 8% to 10.5% from 1 January 2023. We expect further clarity on the changes ahead of 1 January 2023.
1.	APRA announcement - “APRA announces further regulatory support for loans impacted by COVID-19” dated 19 July 2021.
2.	Letter to all authorised deposit taking institutions - “Regulatory support for loans impacted by COVID-19” dated 25 August 2021.
3.	Letter to all authorised deposit taking institutions - “Final revised Prudential Standard: APS 111 Capital Adequacy - Measurement of Capital” dated 5 August 2021.
4.	Letter to all authorised deposit taking institutions - “Bank Capital Reforms: Update” dated 21 July 2021.

Note 28. Capital adequacy (continued)

●	On 10 September 2021, APRA announced it expects ADIs to reduce their Committed Liquidity Facility (CLF) usage to zero by 31 December 2022[1]. Westpac’s current CLF allocation is $37 billion. Westpac expects to reduce its allocation in line with APRA’s announcement, and to meet its liquidity requirements by increasing its holdings of High Quality Liquid Assets.

Capital management strategy

Westpac’s approach to capital management seeks to ensure that it is adequately capitalised as an ADI. Westpac evaluates its approach to capital management through an Internal Capital Adequacy Assessment Process (ICAAP), the key features of which include:

●	the development of a capital management strategy, including consideration of regulatory minimums, capital buffers and contingency plans. The current regulatory capital minimums together with the capital conservation buffer (CCB) are the Total CET1 Requirement. The Total CET1 Requirement for Westpac is at least 8.0%, based on an industry minimum CET1 requirement of 4.5% plus a capital buffer of at least 3.5% applicable to D-SIBs[2,3];
●	consideration of both regulatory and economic capital requirements;
●	a stress testing framework that challenges the capital measures, coverage and requirements including the impact of adverse economic scenarios; and
●	consideration of the perspectives of external stakeholders including rating agencies as well as equity and debt investors.

Given the above and in light of proposed changes to APRA's capital management framework under which the CET1 capital ratio requirement for D-SIBs is to increase from 8% to 10.5% (including the capital conservation buffer and the countercyclical capital buffer), Westpac will seek to operate with a CET1 capital ratio above 10.5% as measured under the existing capital framework[4]. Capital settings may be reviewed if more challenging or uncertain conditions emerge, or if APRA's proposals change significantly.